Leases	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Leases	Leases
We lease office space in several locations globally under operating lease arrangements, and in limited instances may enter into finance leases for flight equipment. Our leases have remaining lease terms of one year to 18 years, and in some cases we have options to extend the lease terms for up to ten years. Our finance lease arrangements may be terminated prior to their original expiration date at our discretion.
As of June 30, 2019, operating lease ROU assets net of lease incentives included in other assets were $46.5 million, and operating lease liabilities included in accounts payable, accrued expenses and other liabilities were $54.4 million. Finance lease liabilities included in debt were $128.7 million.
As of June 30, 2019, supplemental balance sheet information related to leases was as follows:

	Operating leases	Finance leases
Weighted average remaining lease term (years)	9.5	17.0
Weighted average discount rate	6.4%	6.5%

As of June 30, 2019, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2019 - remaining	$4,873	$5,473
2020	8,727	10,946
2021	8,399	10,946
2022	8,467	10,946
2023	8,529	10,946
Thereafter	34,465	186,723
Total lease payments	$73,460	$235,980
Less: Imputed interest	(19,017)	(107,275)
Present value of lease liabilities	$54,443	$128,705

Leases	Leases
We lease office space in several locations globally under operating lease arrangements, and in limited instances may enter into finance leases for flight equipment. Our leases have remaining lease terms of one year to 18 years, and in some cases we have options to extend the lease terms for up to ten years. Our finance lease arrangements may be terminated prior to their original expiration date at our discretion.
As of June 30, 2019, operating lease ROU assets net of lease incentives included in other assets were $46.5 million, and operating lease liabilities included in accounts payable, accrued expenses and other liabilities were $54.4 million. Finance lease liabilities included in debt were $128.7 million.
As of June 30, 2019, supplemental balance sheet information related to leases was as follows:

	Operating leases	Finance leases
Weighted average remaining lease term (years)	9.5	17.0
Weighted average discount rate	6.4%	6.5%

As of June 30, 2019, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2019 - remaining	$4,873	$5,473
2020	8,727	10,946
2021	8,399	10,946
2022	8,467	10,946
2023	8,529	10,946
Thereafter	34,465	186,723
Total lease payments	$73,460	$235,980
Less: Imputed interest	(19,017)	(107,275)
Present value of lease liabilities	$54,443	$128,705